Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2015